Share-Based Compensation - Summary of Key Assumptions Used to Determine Fair Value of Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of underlying ordinary shares	$ 0.12
2020 Share Incentive Plan | Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, minimum	58.00%	45.60%	50.10%
Expected volatility, maximum	59.00%	50.20%	50.90%
Risk-free interest rate, minimum	2.75%	2.90%	2.70%
Risk-free interest rate, maximum	2.84%	3.10%	3.20%
Expected dividend yield	0.00%	0.00%	0.00%
Life of options	10 years	10 years	10 years
2020 Share Incentive Plan | Share Options | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples	$ 2.2	$ 2.2	$ 2.2
Fair value of underlying ordinary shares	0.09	1.12	1.52
2020 Share Incentive Plan | Share Options | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples	2.8	2.8	2.8
Fair value of underlying ordinary shares	$ 0.24	$ 5.32	$ 4.20